Nature of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Nature of the Business and Basis of Presentation
Nature of the Business and Basis of Presentation

1.Nature of the Business and Basis of Presentation

Nature of Business

Gelesis, Inc., or the Company, is a commercial stage biotechnology company incorporated in 2006 under the laws of the State of Delaware. The Company is developing therapeutics to induce weight loss in overweight and obese adults. Since its inception, the Company has devoted substantially all of its efforts to business planning, licensing technology, research and development, commercial activities, recruiting management and technical staff and raising capital and has financed its operations through the issuance of redeemable convertible preferred and common stock, a license and collaboration agreement, long-term loans, convertible bridge note financings, and government grants.

The Company currently manufactures and sells a novel superabsorbent hydrogel commercially known as Plenity® (formerly known as Gelesis100). In February 2019, Plenity® was approved by the Food and Drug Administration (“FDA”) as a prescription aid in weight management for overweight and obese adults with a Body Mass Index (“BMI”) of 25-40 kg/m2, when used with diet and exercise. Plenity® was approved as a novel weight loss treatment in Europe and received its Conformité Européenne (CE) marking in May 2020. Plenity® is a classified as a Class II medical device by the FDA. The Company commenced a targeted product launch for Plenity in the U.S. in May 2020 to gather pilot commercial market data in support of a full-scale U.S. commercial launch later in 2021.

In July 2021, the Company (“Gelesis”) entered into a business combination Agreement with Capstar Special Purpose Acquisition Corp. (“CPSR”), a special purpose acquisition company. Pursuant to this business combination agreement, a subsidiary of CPSR will merge with and into Gelesis, with Gelesis as the surviving entity in the business combination. After giving effect to the business combination, Gelesis will be a wholly-owned subsidiary of CPSR(“New Gelesis”). The business combination is subject to the approval by stockholders of CPSR, among other customary terms and conditions as well as the satisfaction of certain closing conditions. The merger is anticipated to close in the fourth quarter of 2021 and upon closing, the combined company’s securities are expected to be traded on the New York Stock Exchange under the symbol “GLS”.

If consummated, the business combination will be accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States. Under this method of accounting, CPSR has been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the existing Gelesis’ stockholders comprising a relative majority of the voting power of the combined company, the Gelesis’ operations prior to the acquisition comprising the only ongoing operations of New Gelesis, the majority of New Gelesis’ board of directors appointment by Gelesis, and existing Gelesis’ senior management comprising a majority of the senior management of New Gelesis. Accordingly, for accounting purposes, the financial statements of the combined entity will represent a continuation of the consolidated financial statements of Gelesis with the business combination being treated as the equivalent of Gelesis issuing stock for the net assets of CPSR, accompanied by a recapitalization. The net assets of CPRS will be stated at historical costs, with no goodwill or other intangible assets recorded.

Going Concern

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has a history of incurring substantial operating losses and has financed its operations in recent years primarily from the issuance of redeemable convertible preferred stock, promissory notes, government grants and collaborations and licensing arrangements. The Company expects such operating losses and negative cash flows from operations will continue in 2021 and its cash on hand will only be sufficient to meet the Company’s obligations into the first quarter of 2022 prior to considerations for any additional funding. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company will need to raise additional capital in future periods to fund its operations. The Company will seek to raise necessary funds through a combination of public or private equity offerings, debt financings, strategic collaborations and licensing arrangements, government grants, or other financing mechanisms. The Company’s ability to fund the completion of its ongoing and planned clinical studies, as well as its regulatory and commercial efforts, may be substantially dependent upon whether the Company can obtain sufficient funding at acceptable terms. If adequate sources of funding are not available to the Company, the Company may be required to delay, reduce or eliminate research and development programs, reduce or eliminate commercialization efforts, and reduce its headcount. Additionally, the Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of the full- scope product commercialization in targeted markets, clinical trials and preclinical studies, the impact of COVID-19 pandemic on the Company’s supply chain and results of operations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations.

1.Nature of the Business and Basis of Presentation

Nature of Business

Gelesis, Inc., or the Company, is a commercial stage biotechnology company incorporated in 2006 under the laws of the State of Delaware. The Company is developing therapeutics to induce weight loss in overweight and obese patients. Since its inception, the Company has devoted substantially all of its efforts to business planning, licensing technology, research and development, commercial activities, recruiting management and technical staff and raising capital and has financed its operations through the issuance of redeemable convertible preferred and common stock, a license and collaboration agreement, long-term loans, convertible bridge note financings, and government grants.

The Company currently manufactures and markets a novel superabsorbent hydrogel commercially known as Plenity® (formerly known as Gelesis100). In February 2019, Plenity® was approved by the Food and Drug Administration (“FDA”) as a prescription aid in weight management for overweight and obese adults with a Body Mass Index (“BMI”) of 25-40 kg/m2, when used with diet and exercise. Plenity® was approved as a novel weight loss treatment in Europe and received its Conformité Européenne (CE) marking in May 2020. Plenity® is a classified as a Class II medical device by the FDA. The Company commenced a targeted product launch for Plenity in the U.S. in May 2020 to gather pilot commercial market data in support of a full-scale U.S. commercial launch later in 2021.

In July 2021, the Company (“Gelesis”) entered into a business combination Agreement with Capstar Special Purpose Acquisition Corp. (“CPSR”), a special purpose acquisition company. Pursuant to this business combination agreement, a subsidiary of CPSR is expected to merge with and into Gelesis, with Gelesis as the surviving entity in the business combination and Capstar ceasing to exist. The business combination is subject to the approval by stockholders of each company, among other customary terms and conditions (See Note 22 — Subsequent Events).

Going Concern

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has a history of incurring substantial operating losses and has financed its operations in recent years primarily from the issuance of redeemable convertible preferred stock, promissory notes, government grants and collaborations and licensing arrangements. The Company expects such operating losses and negative cash flows from operations will continue in 2021 and its cash on hand will be sufficient to meet the Company’s obligations through at least third quarter of 2021 prior to considerations for any additional funding. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company will need to raise additional capital in future periods to fund its operations. The Company will seek to raise necessary funds through a combination of public or private equity offerings, debt financings, strategic collaborations and licensing arrangements, government grants, or other financing mechanisms. The Company’s ability to fund the completion of its ongoing and planned clinical studies, as well as its regulatory and commercial efforts, may be substantially dependent upon whether the Company can obtain sufficient funding at acceptable terms. If adequate sources of funding are not available to the Company, the Company may be required to delay, reduce or eliminate research and development programs, reduce or eliminate commercialization efforts, and reduce its headcount. Additionally, the Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of the full-scope product commercialization in targeted markets, clinical trials and preclinical studies, the impact of COVID-19 pandemic on the Company’s supply chain and results of operations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations.